OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Long-term Liabilities Disclosure [Abstract]
Deferred tax liability (see note 9)	$ 3,210	$ 0
Deferred credits from capital lease transactions	16,024	16,650
Other Liabilities, Noncurrent	19,234	16,650
Deferred credits from capital lease transactions:
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(8,042)	(7,416)
Deferred credits from capital lease transactions	16,649	17,275
Short-term	625	625
Long-term	16,024	16,650
Deferred credits from capital lease transactions, amortization expense	$ 600	$ 600	$ 600